NATURE OF OPERATIONS AND GOING CONCERN (Details Narrative) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Nature Of Operations And Going Concern
Accumulated deficit	$ 31,735,560	$ 31,034,345
Working capital	$ 244,343